Consolidated Statement of (Loss)/Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 222,608	$ 215,023	$ 227,209
Cost of sales	(183,283)	(143,722)	(137,124)
Gross profit	39,325	71,301	90,085
Administrative expenses	(14,569)	(13,522)	(17,752)
Other operating income	1,465	5,121	2,562
Other operating expenses	(4,759)	(5,002)	(6,683)
Allowance for expected credit losses on financial assets	(391)	(541)	(341)
Operating profit	21,071	57,357	67,871
Finance income	4,627	8,647	4,579
Finance costs	(65,236)	(48,928)	(41,185)
Foreign exchange differences, net	2,637	574	(1,596)
Loss on debt extinguishment	0	(4,157)	0
Loss from mark to market and disposal of financial asset	(24,149)	0	0
Other income	0	0	1,084
(Loss)/profit before tax	(61,050)	13,493	30,753
Income tax expense	(5,329)	(1,824)	(599)
(Loss)/profit for the year	$ (66,379)	$ 11,669	$ 30,154